Portfolio of Investments February 28, 2025
Kansas Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
X 196,636,024 MUNICIPAL BONDS - 98.8%   X –
CONSUMER STAPLES - 4.6%
$ 4,080,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000% 06/01/48 $ 3,081,441
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 908,178
1,120,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 1,125,852
900,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 890,589
425,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 432,567
280,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 282,981
2,510,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,380,929
TOTAL CONSUMER STAPLES 9,102,537
EDUCATION AND CIVIC ORGANIZATIONS - 5.3%
4,500,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/47 4,120,869
2,000,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/52 1,794,128
250,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2016A
4 .000 03/01/27 250,107
370,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/45 354,522
425,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/46 407,474
480,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/47 459,153
3,135,000 Washburn University of Topeka, Kansas, Revenue Bonds, Series
2015A
5 .000 07/01/35 3,152,745
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 10,538,998
HEALTH CARE - 9.0%
385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 404,380
440,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/29 437,853
445,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/30 441,709
50,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/31 49,459
1,075,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,052,274
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 348,668
875,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/36 901,313
740,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 824,912
285,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 304,351
305,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/43 309,961
5,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/48 5,062,877
270,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Mandatory Put 11/15/26)
5 .000 11/15/52 278,904

Portfolio of Investments February 28, 2025
(continued)
Kansas Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 920,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000% 07/01/27 $ 952,827
295,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 312,901
2,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
4 .000 09/01/40 2,000,049
500,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
5 .000 09/01/45 501,706
1,580,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
4 .000 03/01/42 1,518,309
2,250,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
5 .000 03/01/47 2,277,033
TOTAL HEALTH CARE 17,979,486
HOUSING/MULTIFAMILY - 0.7%
1,497,643 Kansas Development Finance Authority, Multifamily Housing
Bonds, M-Tebs Riverstone Sycamore Village Series 2024J-1
4 .170 11/01/41 1,484,048
TOTAL HOUSING/MULTIFAMILY 1,484,048
LONG-TERM CARE - 1.3%
2,500,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5 .250 11/15/53 1,678,231
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .875 05/15/50 1,018,315
TOTAL LONG-TERM CARE 2,696,546
TAX OBLIGATION/GENERAL - 35.2%
1,120,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
4 .000 09/01/33 1,146,670
1,150,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
4 .000 09/01/34 1,174,605
1,000,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
3 .000 09/01/38 912,794
1,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, Refunding Series 2016A - BAM Insured
4 .000 09/01/35 1,011,896
3,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, School Building Series 2016B - BAM Insured
4 .000 09/01/43 2,983,716
100,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2017A
3 .125 09/01/37 92,139
2,500,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2018A - BAM Insured
3 .625 09/01/37 2,470,574
500,000 Geary County Unified School District 475, Kansas, General
Obligation Bonds, Refunding Series 2021B
3 .000 09/01/43 410,363
1,000,000 Harvey County Unified School District 440, Harvey County,
Kansas, General Obligation Bonds, Halstead- Bentley, Series
2024 - BAM Insured
5 .000 09/01/49 1,054,214
5,000,000 Harvey County Unified School District 460, Hesston, Kansas,
General Obligation Bonds, Series 2022 - BAM Insured
5 .000 09/01/52 5,177,263
2,500,000 Johnson County Unified School District 229, Blue Valley, Kansas,
General Obligation Bonds, School Series 2020A
2 .500 10/01/39 1,990,998
2,070,000 Johnson County Unified School District 229, Blue Valley, Kansas,
General Obligation Bonds, School Series 2022A
5 .000 10/01/28 2,234,287
1,610,000 Johnson County Unified School District 229, Blue Valley, Kansas,
General Obligation Bonds, School Series 2022A
5 .000 10/01/31 1,822,997
1,490,000 Johnson County Unified School District 231 Gardner Edgerton,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2016A
5 .000 10/01/33 1,505,305
3,585,000 Johnson County Unified School District 512, Shawnee Mission,
Kansas, General Obligation Bonds, Improvement Series 2023A
5 .000 10/01/40 4,016,151
7,500,000 Johnson County Unified School District 512, Shawnee Mission,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2021A
3 .000 10/01/41 6,486,416

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 Johnson County, Kansas, General Obligation Bonds, Internal
Improvement Series 2018A
4 .000% 09/01/34 $ 5,077,618
1,290,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Improvement Series 2016B
4 .000 09/01/33 1,298,222
620,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Refunding Series 2016
5 .000 09/01/26 640,379
1,000,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Series 2018A
5 .000 09/01/34 1,063,189
1,000,000 Leavenworth County Unified School District 464, Tonganoxie,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2019A
4 .000 09/01/45 917,716
500,000 Linn County Unified School District 362, Kansas, General
Obligation Bonds, Series 2020
3 .000 09/01/35 473,214
1,000,000 Lyon County Unified School District 253 Emporia, Kansas,
General Obligation Bonds, Series 2019
3 .000 09/01/44 812,707
910,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/40 1,088,151
975,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/41 1,160,002
205,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/31 200,595
200,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/34 190,196
1,130,000 Riley County Unified School District 383, Manhattan-Ogen,
Kansas, General Obligation Bonds, Refunding Series 2016
4 .000 09/01/29 1,149,470
2,530,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
3 .000 09/01/33 2,434,486
500,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
2 .000 09/01/34 413,435
465,000 Sedgwick County Unified School District 262, Kansas, General
Obligation Bonds, Refunding Series 2017 - BAM Insured
4 .000 09/01/30 475,242
1,000,000 Sedgwick County Unified School District 265 Goddard, Kansas,
General Obligation Bonds, School Building Series 2017A - BAM
Insured
3 .000 10/01/32 952,651
1,650,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/31 1,682,191
500,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/32 508,319
1,250,000 Wabaunsee County Unified School District 330 Mission Valley,
Kansas, General Obligation Bonds, Series 2022 - BAM Insured
5 .500 09/01/47 1,344,554
2,000,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
5 .000 12/01/39 2,018,113
500,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
4 .250 12/01/44 480,790
1,255,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 3 .250 12/01/36 1,215,367
1,720,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 4 .000 12/01/39 1,743,476
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/40 1,047,282
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/41 1,042,663
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
4 .000 09/01/48 915,974
3,800,000 Wyandotte County, Unified School District 500, Kansas, Taxable
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 09/01/50 4,026,252
200,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2015A
3 .000 08/01/28 196,977
1,005,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2020A - BAM
Insured
3 .000 08/01/30 997,899
TOTAL TAX OBLIGATION/GENERAL 70,057,518

Portfolio of Investments February 28, 2025
(continued)
Kansas Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 21.2%
$ 500,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000% 06/01/28 $ 522,798
1,380,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/29 1,441,359
2,295,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/30 2,397,764
1,320,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/31 1,379,125
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/34 1,007,501
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 1,005,878
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,025,774
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/32 1,024,234
2,275,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 2,326,787
1,250,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,263,306
2,630,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
4 .000 10/01/28 2,682,429
815,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
3 .000 10/01/31 794,918
1,000,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2015B
5 .000 09/01/29 1,010,395
1,500,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2015B
5 .000 09/01/35 1,513,451
2,240,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2017A
5 .000 09/01/33 2,346,737
1,000,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas Projects, Refunding Series 2019F
3 .000 11/01/33 964,712
1,170,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
4 .000 09/01/30 1,193,551
1,350,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
3 .000 09/01/34 1,303,732
2,100,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 2,184,965
7,735,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 7,785,917
200,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 92,000
200,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6 .100 12/15/34 92,000
2,775,000 (a) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 804,750
335,000 Ozawkie Kansas, General Obligation Refunding Bonds, Series
2020
3 .000 09/01/39 303,244
1,765,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,780,700
1,255,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series 2018
4 .500 06/01/40 1,247,862
1,260,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014
5 .000 12/01/26 1,261,842
1,175,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
5 .750 09/01/32 1,112,363

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 290,000 Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas
International Speedway Corporation, Series 1999
0 .000% 12/01/27 $ 260,187
TOTAL TAX OBLIGATION/LIMITED 42,130,281
TRANSPORTATION - 3.8%
1,120,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 1,120,022
1,065,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A
5 .000 09/01/31 1,164,012
1,100,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A
5 .000 09/01/38 1,179,094
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/34 2,500,448
1,515,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 1,514,986
TOTAL TRANSPORTATION 7,478,562
U.S. GUARANTEED - 2.0% (b)
1,500,000 (c) Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series
2015B, (Pre-refunded 6/01/25)
5 .000 06/01/42 1,504,397
40,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B, (Pre-
refunded 11/15/28)
5 .000 11/15/54 42,509
365,000 Leavenworth County Unified School District 453, Kansas, General
Obligation Bonds, Series 2018A, (Pre-refunded 9/01/26)
4 .000 09/01/37 371,850
15,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Pre-refunded 11/15/26)
5 .000 11/15/52 15,542
2,000,000 Sedgwick County Unified School District 260, Kansas, General
Obligation Bonds, Refunding & School Building Series 2018B,
(Pre-refunded 10/01/26)
5 .000 10/01/40 2,070,316
TOTAL U.S. GUARANTEED 4,004,614
UTILITIES - 15.7%
130,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 130,084
600,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
5 .000 09/01/27 629,013
1,135,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
4 .000 09/01/29 1,160,591
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/31 1,094,763
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/32 1,103,367
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/33 1,110,101
800,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/34 891,937
2,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,065,229
1,165,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/37 1,197,657
3,750,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/40 3,831,699
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 158,146
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/33 1,022,917
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/34 1,023,131
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/35 1,023,131
2,480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/27 2,493,032

Portfolio of Investments February 28, 2025
(continued)
Kansas Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,065,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250% 07/01/31 $ 1,078,285
480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2005RR - AGC Insured
5 .000 07/01/28 479,985
475,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/28 469,440
355,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/29 350,734
780,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/30 771,226
580,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/31 569,808
785,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/30 822,972
740,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/31 773,050
1,595,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 1,507,402
1,105,000 Wichita, Kansas, Water and Sewer Utility Revenue Bonds,
Refunding Series 2017B
5 .000 10/01/26 1,145,413
2,000,000 Wyandotte County/Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Refunding & Improvement Series
2014A
5 .000 09/01/44 2,000,707
2,250,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/40 2,259,614
TOTAL UTILITIES 31,163,434
TOTAL MUNICIPAL BONDS
(Cost $204,780,766) 196,636,024
TOTAL LONG-TERM INVESTMENTS
(Cost $204,780,766) 196,636,024
OTHER ASSETS & LIABILITIES, NET - 1.2% 2,303,071
NET ASSETS - 100% $ 198,939,095
AMT Alternative Minimum Tax
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,634,481 or 0.8% of Total Investments.

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 196,636,024 $ – $ 196,636,024
Total $ – $ 196,636,024 $ – $ 196,636,024

Portfolio of Investments February 28, 2025
Kentucky Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 111.0%
X 262,007,588 MUNICIPAL BONDS - 111.0%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 17.8%
$ 155,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5 .000% 03/01/39 $ 152,529
4,700,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Danville, Centre College Project, Series
2021
4 .000 06/01/46 4,331,947
4,200,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Danville, Centre College Project, Series
2021
4 .000 06/01/51 3,689,088
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,007,587
5,320,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 5,330,754
2,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 2,504,142
500,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
5 .000 06/01/31 524,004
1,450,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
2 .125 06/01/32 1,266,527
1,000,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/28 1,035,521
700,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/29 729,405
3,025,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/51 2,855,930
1,350,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/56 1,258,316
1,125,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5 .000 03/01/26 1,126,711
1,075,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5 .000 03/01/27 1,076,698
250,000 University of Kentucky, General Receipts Bonds, Series 2016A 5 .000 04/01/32 250,301
4,535,000 University of Kentucky, General Receipts Bonds, Series 2018A 4 .000 10/01/32 4,558,708
3,000,000 University of Kentucky, Lease Purchase Obligations Bonds, UK
Healthcare Cancer Center Parking Project, Series 2024
5 .000 10/01/49 3,184,532
3,450,000 University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2016D
5 .000 03/01/32 3,545,920
2,500,000 University of Louisville, Kentucky, Revenue Bonds, Refunding
General Reciepts Series 2016C
4 .000 09/01/28 2,527,679
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 41,956,299
HEALTH CARE - 21.4%
9,190,000 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian
Regional Healthcare Project, Series 2021 - AGM Insured
4 .000 07/01/51 8,614,733
1,000,000 Kentucky Bond Development Corporation, Hospital Revenue
Bonds, Baptist Healthcare System Williamsburg Series 2025A,
(Mandatory Put 8/15/35)
5 .000 08/15/55 1,132,677
8,000,000 Kentucky Bond Development Corporation, Hospital Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Refunding Series
2016
5 .000 05/01/39 8,119,962
3,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017B
5 .000 08/15/41 3,068,358
500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 508,464
2,500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 2,516,666
6,385,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 6,558,016

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000% 08/01/37 $ 105,850
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/38 105,434
3,690,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 3,713,632
4,500,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A - AGM Insured
5 .000 05/15/52 4,625,015
2,000,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2023A
5 .000 10/01/42 2,136,708
2,000,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/37 2,013,786
600,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5 .000 04/01/25 600,868
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5 .000 04/01/26 510,869
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5 .000 04/01/27 522,088
1,980,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/33 1,981,027
2,000,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/37 2,001,050
1,500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2024
5 .250 04/01/54 1,605,795
TOTAL HEALTH CARE 50,440,998
MATERIALS - 0.5%
1,180,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4 .700 01/01/52 1,180,912
TOTAL MATERIALS 1,180,912
TAX OBLIGATION/GENERAL - 11.7%
5,780,000 (a) Covington, Kentucky, General Obligation Bonds, Series 2024C,
(UB)
4 .250 12/01/54 5,587,508
5,000,000 (a) Jefferson County School District, Kentucky, General Obligation
Bonds, Series 2024A, (UB)
4 .000 09/01/40 5,062,978
1,925,000 Lexington-Fayette Urban County Government, Kentucky, General
Obligation Bonds, Various Purpose Series 2025A
4 .000 05/01/42 1,921,243
3,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, General Obligation Bonds, Series 2023A
5 .000 12/01/39 3,394,694
5,685,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, General Obligation Bonds, Series 2023A
5 .000 12/01/40 6,407,539
1,680,000 McCracken County, Kentucky, General Obligation Bonds, Series
2024A
4 .000 12/01/44 1,633,711
2,000,000 (b) Oldham County School District, Kentucky, General Obligation
Bonds, Series 2025A
5 .000 03/01/40 2,231,092
1,500,000 Shelby County Board of Education, Kentucky, General Obligation
Bonds, Series 2025
4 .000 02/01/42 1,493,476
TOTAL TAX OBLIGATION/GENERAL 27,732,241
TAX OBLIGATION/LIMITED - 34.4%
2,545,000 Bullitt County School District, Kentucky, General Obligation
Bonds, Series 2024A
5 .000 12/01/41 2,806,562
3,500,000 Christian County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2023 - AGM Insured
4 .500 10/01/53 3,590,056
4,375,000 Kentucky Bond Development Corporation, Kentucky, Industrial
Building Revenue Bonds, Kentucky Communications Network
Authority, Series 2019 - BAM Insured
5 .000 09/01/49 4,514,989

Portfolio of Investments February 28, 2025
(continued)
Kentucky Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 5,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000% 09/01/48 $ 5,082,062
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4 .000 12/01/41 980,234
13,650,000 (a) Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured, (UB)
4 .000 12/01/41 13,380,191
4,100,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 4,180,328
7,000,000 (a) Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017, (UB)
5 .000 04/01/32 7,288,697
6,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017
5 .000 04/01/38 6,186,726
1,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 126, Series 2022A
5 .000 05/01/42 1,075,734
1,930,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017A
5 .000 07/01/33 2,018,113
5,000,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017B
5 .000 07/01/28 5,246,138
2,650,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .125 09/01/41 2,671,324
2,765,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/42 2,800,057
2,870,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/43 2,892,013
1,910,000 Nelson County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2024
5 .000 06/01/44 2,018,348
995,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5 .500 12/01/60 856,268
2,460,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Skypoint Project, Refunding Series 2023
5 .500 09/01/50 2,352,446
1,205,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 892,622
1,799,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 1,799,782
89,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 89,375
1,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,373,654
4,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,169,561
3,000,000 (c) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 2,986,567
TOTAL TAX OBLIGATION/LIMITED 81,251,847
TRANSPORTATION - 6.5%
1,750,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/31 1,774,698
1,210,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/33 1,226,130
4,320,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019
5 .000 01/01/49 4,445,023
3,000,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2024A,
(AMT)
5 .250 01/01/54 3,139,367
700,000 Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B
0 .000 07/01/32 475,225

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .600% 07/01/39 $ 1,163,327
1,555,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/31 1,556,457
1,500,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/32 1,501,349
TOTAL TRANSPORTATION 15,281,576
UTILITIES - 18.7%
1,000,000 Boone-Florence Water Commission, Kentucky, Water Supply
System Revenue Bonds, Refunding Series 2024A
4 .000 12/01/48 971,102
5,705,000 Bowling Green, Kentucky, Water and Sewer Revenue Bonds,
Series 2019 - AGM Insured
4 .000 06/01/49 5,468,175
8,300,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 6,799,738
1,375,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2018A, (AMT)
3 .375 02/01/26 1,368,347
3,265,000 Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A
5 .000 02/01/30 3,482,588
1,000,000 (b) Kentucky Municipal Energy Agency, Power System Revenue
Bonds, Energy Center I Project, Series 2025
5 .000 01/01/50 1,052,667
1,500,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Refunding Series 2019A
4 .000 09/01/45 1,371,165
3,730,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2018A
4 .000 05/15/37 3,767,532
365,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2014A
4 .000 05/15/40 360,345
2,500,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2023C
5 .000 05/15/51 2,656,189
10,000,000 (a) Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A
2 .000 10/01/33 8,300,236
1,900,000 Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 06/01/40 1,903,801
2,000,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds,
Refunding Series 2016A - AGM Insured
5 .000 10/01/33 2,049,407
5,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series
2009A - AGC Insured
5 .250 10/01/35 5,005
355,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/25 356,047
1,100,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/34 1,103,641
1,635,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/37 1,640,064
1,400,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 1,507,666
TOTAL UTILITIES 44,163,715
TOTAL MUNICIPAL BONDS
(Cost $268,668,132) 262,007,588
TOTAL LONG-TERM INVESTMENTS
(Cost $268,668,132) 262,007,588
FLOATING RATE OBLIGATIONS - (10.5)%   (24,855,000)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (1,044,454)
NET ASSETS - 100% $ 236,108,134
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments February 28, 2025
(continued)
Kentucky Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $2,986,567 or 1.1% of Total Investments.
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 262,007,588 $ – $ 262,007,588
Total $ – $ 262,007,588 $ – $ 262,007,588

Portfolio of Investments February 28, 2025
Michigan Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
X 208,083,030 MUNICIPAL BONDS - 99.1%   X –
CONSUMER STAPLES - 1.0%
$ 1,965,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000% 06/01/40 $ 2,040,307
TOTAL CONSUMER STAPLES 2,040,307
EDUCATION AND CIVIC ORGANIZATIONS - 9.0%
500,000 Detroit Service Learning Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
4 .000 07/01/41 448,082
1,555,000 Michigan State University, General Revenue Bonds, Refunding
Series 2023A
5 .000 02/15/48 1,659,828
2,670,000 Michigan State University, General Revenue Bonds, Series 2015A 5 .000 08/15/40 2,687,913
1,835,000 Michigan State University, General Revenue Bonds, Taxable
Series 2019A
5 .000 02/15/48 1,890,464
1,800,000 Michigan Technological University, General Revenue Bonds,
Refunding Series 2015A
5 .000 10/01/45 1,809,875
1,520,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5 .000 10/01/47 1,573,924
1,000,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5 .250 10/01/52 1,041,766
500,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/32 533,576
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/34 426,656
5,480,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5 .000 03/01/47 5,536,258
515,000 Saginaw Valley State University, Michigan, General Revenue
Bonds, Refunding Series 2016A
5 .000 07/01/35 526,576
650,000 Western Michigan University, General Revenue Bonds, Refunding
Series 2015A
5 .000 11/15/45 651,636
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 18,786,554
HEALTH CARE - 6.7%
5,255,000 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary
Free Bed Rehabilitatin Hospital, Series 2021A
4 .000 04/01/41 5,100,360
3,000,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4 .000 02/15/47 2,798,811
3,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI-2
4 .000 03/01/51 2,762,347
3,195,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019MI-1
4 .000 12/01/48 2,979,031
435,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4 .375 02/28/54 417,163
TOTAL HEALTH CARE 14,057,712
HOUSING/MULTIFAMILY - 0.9%
320,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .050 10/01/27 296,667
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .150 04/01/28 458,989
720,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .375 04/01/29 651,417
625,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .600 04/01/30 559,427
TOTAL HOUSING/MULTIFAMILY 1,966,500
INDUSTRIALS - 1.4%
3,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
4 .500 06/30/48 2,895,978
TOTAL INDUSTRIALS 2,895,978

Portfolio of Investments February 28, 2025
(continued)
Michigan Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 0.3%
$ 750,000 Kentwood Economic Development Corporation, Michigan,
Limited Obligation Revenue Bonds, Holland Home Obligated
Group, Refunding Series 2022
4 .000% 11/15/43 $ 667,131
TOTAL LONG-TERM CARE 667,131
TAX OBLIGATION/GENERAL - 40.2%
1,350,000 Ann Arbor Public School District, Washtenaw County, Michigan,
General Obligation Bonds, School Building & Site Series 2015
5 .000 05/01/25 1,354,601
1,100,000 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2023
5 .000 05/01/43 1,190,881
1,000,000 Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022
5 .000 05/01/48 1,050,259
2,250,000 Byron Center Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2017I
5 .000 05/01/43 2,303,906
1,000,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2018
5 .000 05/01/36 1,061,599
875,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2019
5 .000 05/01/41 922,428
1,030,000 Calhoun County, Michigan, General Obligation Bonds, Limited
Tax Series 2023
5 .000 04/01/38 1,128,113
1,275,000 Cedar Springs Public School District, Kent and Newaygo
Counties, Michigan, General Obligation Bonds, School Building
& Site Series 2023-II
5 .000 05/01/51 1,342,643
1,000,000 Davison Community Schools, Genesee and Lapeer Counties,
Michigan, General Obligation Bonds, School Building and Site
Series 2022-II
5 .000 05/01/38 1,102,557
60,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series 1998C
5 .250 05/01/25 60,222
500,000 (a) DeWitt Public Schools, Clinton County, Michigan, General
Obligation Bonds, Refunding School Building & Site, Series
2025-III
5 .000 05/01/40 567,464
1,560,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5 .000 01/01/39 1,675,252
2,535,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5 .000 01/01/51 2,616,654
2,000,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2024, (AMT)
5 .000 01/01/49 2,086,517
1,325,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2016
- AGM Insured
5 .000 05/01/29 1,359,079
1,500,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/35 1,611,622
1,150,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/49 1,227,372
1,700,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/54 1,805,768
1,000,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5 .000 05/01/53 1,044,429
2,040,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/45 1,999,734
500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5 .000 04/01/26 512,695
500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5 .000 04/01/31 522,530
380,000 Kalamazoo Public Schools, Michigan, General Obligation Bonds,
School Building & Site Series 2023-I - AGM Insured
5 .000 05/01/48 397,067

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 3,500,000 Karegnondi Water Authority, Genesee, Lapeer and Sanilac
Counties, Michigan, Water Supply System Bonds, Karegnondi
Water Pipeline, Series 2024 - BAM Insured
5 .000% 11/01/41 $ 3,883,699
1,075,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Series 2015
5 .000 01/01/35 1,076,360
185,000 Lansing Community College, Michigan, General Obligation
Bonds, College Building & Site, Limited Tax Series 2017
5 .000 05/01/31 195,667
2,260,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4 .250 06/01/48 2,174,912
2,225,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4 .250 06/01/53 2,130,450
2,000,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured
4 .000 06/01/38 2,039,435
230,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/25 230,381
375,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/28 384,077
550,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/29 562,706
265,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/31 270,595
215,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/32 218,880
1,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5 .000 11/01/43 1,028,986
2,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/50 2,309,102
7,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/55 6,476,434
4,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Distributable State Aid Fifth Lien LTGO
Local Project, Refunding Financial Recovery Series 2024A
5 .000 11/01/26 4,144,719
2,000,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2024A-2
5 .000 08/20/25 2,018,467
1,495,000 Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I
5 .000 05/01/41 1,580,084
2,465,000 Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I
5 .000 05/01/45 2,560,112
550,000 Muskegon County, Michigan, General Obligation Water Supply
System Bonds, Refunding Series 2015
5 .000 11/01/33 557,172
1,290,000 Muskegon County, Michigan, General Obligation Water Supply
System Bonds, Refunding Series 2015
5 .000 11/01/36 1,305,887
3,000,000 Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2024-II
5 .000 05/01/54 3,201,073
2,000,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, School Building & Site Series 2025 - BAM
Insured
4 .000 11/01/45 1,923,898
3,050,000 Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I
5 .000 05/01/42 3,196,302
1,095,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000 04/01/43 1,141,714
580,000 South Haven Public Schools, Van Buren County, Michigan,
General Obligation Bonds, Refunding Series 2024 - AGM Insured
5 .000 05/01/40 640,671
1,000,000 South Haven Public Schools, Van Buren County, Michigan,
General Obligation Bonds, School Building & Site, Series 2023II
5 .000 05/01/52 1,051,822
1,000,000 (a) South Lyon Community Schools, Oakland, Washtenaw and
Livingston Counties, Michigan, General Obligation Bonds,
Refunding Series 2025
5 .000 05/01/26 1,025,473

Portfolio of Investments February 28, 2025
(continued)
Michigan Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 500,000 South Redford School District, Wayne County, Michigan, General
Obligation Bonds, School Building & Site, Series 2024
5 .000% 05/01/51 $ 525,054
3,270,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2019
5 .000 05/01/49 3,371,886
1,365,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5 .000 05/01/50 1,410,531
775,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2024
5 .000 05/01/46 826,689
525,000 Williamston Community School District, Michigan, Unlimited Tax
General Obligation QSBLF Bonds, Series 1996 - NPFG Insured
5 .500 05/01/25 527,181
670,000 Williamston Community Schools School District, Ingham County,
Michigan, General Obligation Bonds, School Building and Site
Series 2024
5 .000 05/01/51 708,768
750,000 Williamston Community Schools School District, Ingham County,
Michigan, General Obligation Bonds, School Building and Site
Series 2024
5 .000 05/01/54 790,310
TOTAL TAX OBLIGATION/GENERAL 84,432,889
TAX OBLIGATION/LIMITED - 17.1%
2,500,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/35 2,805,968
1,500,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/39 1,669,371
1,000,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 1,000,480
3,450,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/38 3,483,870
1,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I
4 .000 04/15/54 952,893
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I
4 .000 10/15/46 3,871,251
9,170,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 9,058,533
3,725,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4 .000 11/15/46 3,677,018
1,805,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 1,337,080
2,690,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,691,170
1,676,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,683,065
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 752,000
2,960,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,952,608
TOTAL TAX OBLIGATION/LIMITED 35,935,307
TRANSPORTATION - 4.4%
1,455,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series 2017A
5 .000 12/01/42 1,492,660
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2018A
5 .000 12/01/36 2,120,811
1,830,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/39 1,994,902
3,330,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/41 3,590,707
TOTAL TRANSPORTATION 9,199,080

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 0.3% (b)
$ 155,000 Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000% 03/01/44 $ 160,692
560,000 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015, (Pre-refunded 5/15/25)
5 .000 11/15/45 562,316
TOTAL U.S. GUARANTEED 723,008
UTILITIES - 17.8%
850,000 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018 - AGM Insured
5 .000 04/01/43 875,744
2,000,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5 .000 01/01/48 2,055,726
1,250,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Refunding & Improvement Series 2016
5 .000 01/01/41 1,266,160
1,500,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Refunding & Improvement Series 2018
5 .000 01/01/43 1,544,503
2,500,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/53 2,721,033
170,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2023A
5 .000 07/01/38 193,248
3,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250 07/01/53 3,265,239
1,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A
5 .000 07/01/32 1,047,728
4,800,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 5,014,324
9,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 10,192,972
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/29 1,025,025
1,230,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/32 1,257,873
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 1,021,613
2,000,000 Michigan Finance Authority, State Revolving Fund Program
Revenue Bonds, Series 2024A
4 .000 10/01/48 1,975,913
2,085,000 Michigan Public Power Agency, Michigan, Belle River Project
Revenue
Bonds, Series 2024A
5 .000 01/01/32 2,329,110
1,500,000 Wyoming, Michigan, Water Supply System Revenue Bonds,
Series 2024
5 .000 12/01/50 1,592,353
TOTAL UTILITIES 37,378,564
TOTAL MUNICIPAL BONDS
(Cost $208,228,140) 208,083,030
TOTAL LONG-TERM INVESTMENTS
(Cost $208,228,140) 208,083,030
OTHER ASSETS & LIABILITIES, NET - 0.9% 1,864,616
NET ASSETS - 100% $ 209,947,646
AMT Alternative Minimum Tax
(a) When-issued or delayed delivery security.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments February 28, 2025
(continued)
Michigan Municipal Bond

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 208,083,030 $ – $ 208,083,030
Total $ – $ 208,083,030 $ – $ 208,083,030

Portfolio of Investments February 28, 2025
Missouri Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
X 497,631,893 MUNICIPAL BONDS - 98.7%   X –
CONSUMER STAPLES - 2.5%
$ 3,000,000 Cape Girardeau County Industrial Development Authority,
Missouri, Solid Waste Disposal Revenue Bonds, Procter &
Gamble Products Company Project, Series 1998, (AMT)
5 .300% 05/15/28 $ 3,006,492
8,840,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5 .200 03/15/29 9,439,270
TOTAL CONSUMER STAPLES 12,445,762
EDUCATION AND CIVIC ORGANIZATIONS - 5.8%
1,000,000 Health and Educational Facilities Authority of the State of
Missouri, Educational Facilities Revenue Bonds, University of
Central Missouri, Series 2018 A
4 .000 10/01/38 994,234
2,000,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A
5 .000 06/01/47 2,025,928
2,225,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southeast Missouri State University,
Refunding Series 2019
4 .000 10/01/35 2,259,778
3,470,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project,
Series 2012
5 .000 10/01/33 3,467,360
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2015
5 .000 06/15/44 1,000,170
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4 .000 10/01/42 2,000,334
600,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4 .000 10/01/36 606,733
9,165,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
5 .000 10/01/46 9,455,890
5,840,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
4 .000 10/01/48 5,649,500
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4 .000 04/01/34 929,298
1,100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017
4 .500 10/01/40 975,347
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 29,364,572
HEALTH CARE - 22.0%
675,000 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton
County Hospital Project, Series 2017B
3 .650 07/01/27 661,682
1,455,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
5 .000 08/01/29 1,357,673
1,000,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
5 .000 08/01/30 922,286
3,110,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4 .000 05/01/33 3,112,352
975,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 986,072
1,325,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/31 1,371,290
1,320,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/32 1,365,248
1,645,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 1,692,004
2,680,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021
4 .000 03/01/46 2,545,326

Portfolio of Investments February 28, 2025
(continued)
Missouri Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,170,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000% 10/01/31 $ 1,173,280
1,220,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000 10/01/32 1,221,902
3,045,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 3,057,617
1,400,000 Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series 2024
5 .000 02/15/42 1,481,486
8,285,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5 .000 11/15/35 8,453,292
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2018A
5 .000 11/15/43 1,031,183
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2014
5 .000 01/01/44 1,001,218
12,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/46 12,154,986
9,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2017D, (Mandatory Put 1/01/48)
4 .000 01/01/58 8,585,173
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 936,985
1,475,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/44 1,475,476
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 2,980,456
2,035,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A
5 .000 11/15/33 2,055,869
4,400,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A
5 .000 11/15/39 4,428,375
845,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 845,030
2,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .250 11/15/48 2,204,973
3,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 3,578,552
3,535,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/47 3,334,198
1,330,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2018A
5 .000 06/01/30 1,423,381
7,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/50 6,914,309
4,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .500 12/01/48 4,401,150
8,995,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 8,362,828
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2015B
3 .625 12/01/34 496,652
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2019
4 .000 12/01/35 1,119,671
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4 .000 06/01/48 919,173
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
5 .000 06/01/48 1,524,559
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 1,850,360
795,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/48 756,672

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4 .000% 02/15/51 $ 1,744,970
2,325,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
4 .000 11/15/36 2,113,035
4,650,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/46 4,454,873
990,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 1,001,841
TOTAL HEALTH CARE 111,097,458
HOUSING/MULTIFAMILY - 0.2%
1,000,000 Missouri Housing Development Commission, Multifamily
Housing Revenue Bonds, Shepard Apartments Project, 2013
Series 3
5 .000 07/01/45 1,000,359
TOTAL HOUSING/MULTIFAMILY 1,000,359
HOUSING/SINGLE FAMILY - 1.2%
5,000,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2025A
4 .500 11/01/45 5,040,641
465,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2017A-2
3 .800 11/01/37 465,924
550,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .600 11/01/49 555,753
TOTAL HOUSING/SINGLE FAMILY 6,062,318
LONG-TERM CARE - 4.8%
900,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .250 05/15/37 890,855
555,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Bethesda Health Group, Inc., Series
2021
4 .000 08/01/41 507,336
6,550,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 6,557,496
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 1,001,144
475,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/32 479,143
1,100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,139,802
2,580,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 2,318,126
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .000 02/01/42 1,584,013
1,430,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/48 1,504,731
515,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/32 513,245
2,870,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/42 2,870,080
2,570,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 2,570,033
2,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2017
5 .000 09/01/48 1,988,356
500,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 479,985
TOTAL LONG-TERM CARE 24,404,345

Portfolio of Investments February 28, 2025
(continued)
Missouri Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 18.7%
$ 1,410,000 Carl Junction School District R-1, Jasper County, Missouri,
General Obligation Bonds, Series 2024
5 .000% 03/01/44 $ 1,492,890
3,040,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023
5 .000 03/01/41 3,268,420
3,665,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018
4 .000 03/01/36 3,672,995
2,000,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/35 2,023,997
1,160,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/36 1,172,765
1,000,000 Clever R-V School District, Christian County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2024
5 .250 03/01/43 1,089,294
450,000 Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019
4 .000 03/01/36 453,827
1,800,000 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018
5 .000 03/01/36 1,865,505
500,000 Harrisonville School District R-09, Cass County, Missouri, General
Obligation Bonds, Refunding Series 2024
5 .000 03/01/40 537,809
3,235,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A -
BAM Insured
5 .000 03/01/42 3,472,089
1,225,000 Hollister R-V School District, Taney County, Missouri, General
Obligation Bonds, School Series 2024A
5 .000 03/01/42 1,319,414
470,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A
4 .000 03/01/38 472,810
2,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, School Series 2023
5 .000 03/01/43 2,170,278
1,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A
5 .000 03/01/39 1,060,913
2,800,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, School Building Series 2024
5 .750 03/01/44 3,145,911
3,140,000 Jackson County Reorganized School District 4, Blue Springs,
Missouri, General Obligation Bonds, School Building and
Refunding Series 2024
5 .500 03/01/42 3,594,283
1,140,000 Jackson County Reorganized School District 4, Blue Springs,
Missouri, General Obligation Bonds, School Building Series
2018A
5 .500 03/01/37 1,244,390
1,335,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2023A
5 .500 03/01/43 1,470,049
2,000,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
5 .000 03/01/43 2,111,426
1,510,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/36 1,532,112
1,000,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/37 1,012,340
1,585,000 Marshfield, Missouri, Combined Waterworks and Sewerage
System Revenue Bones, Series 2020B - AGM Insured
5 .000 02/01/50 1,618,470
325,000 Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018
5 .000 03/01/34 332,295
685,000 Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018
5 .000 03/01/35 700,241
1,165,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 1,086,700
300,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017B
5 .000 12/01/37 306,090
875,000 North Callaway County R-I School District, Missouri, General
Obligation Bonds, Series 2024
5 .000 03/01/44 914,609
3,300,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/38 3,715,182
5,000,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/40 5,538,571

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 500,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500% 03/01/43 $ 572,557
1,000,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/44 1,137,024
2,000,000 Osage School Lake Ozark, Missouri, General Obligation Bonds,
Series 2018
5 .000 03/01/37 2,041,728
2,000,000 Platte County School District Park Hill, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Refunding
Series 2017
4 .000 03/01/31 2,024,581
855,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
5 .000 03/01/42 928,306
500,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
4 .000 03/01/44 491,048
1,095,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/41 1,178,671
1,675,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/42 1,792,449
1,550,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/43 1,651,819
3,725,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/43 4,081,605
2,500,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/44 2,725,470
3,500,000 Saint Louis Board of Education, Missouri, General Obligation
Bonds, Series 2023 - AGM Insured
5 .000 04/01/41 3,777,294
3,425,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5 .250 03/01/43 3,695,246
1,500,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2023
4 .000 03/01/43 1,509,393
3,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2023
5 .000 03/01/37 3,770,617
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000 04/01/44 1,593,658
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000 04/01/49 1,581,356
3,760,000 Webster Groves School District, Missouri, Crossover General
Obligation Bonds, Series 2024
5 .000 03/01/43 4,035,529
860,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000 04/15/40 938,124
1,040,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000 04/15/41 1,124,889
1,135,000 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022 - AGM Insured
6 .000 03/01/39 1,323,867
TOTAL TAX OBLIGATION/GENERAL 94,370,906
TAX OBLIGATION/LIMITED - 17.3%
5,300,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4 .000 10/01/48 5,050,912
340,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
4 .000 04/01/38 342,394
2,515,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
5 .000 04/01/43 2,600,052
900,000 Clay, Jackson & Platte Counties Consolidated Public Library
District 3, Missouri, Certificates of Participation, Mid-Continent
Public Library Project, Series 2018
4 .000 03/01/35 903,897
1,460,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5 .125 05/01/41 1,460,684
500,000 Festus R-VI School District, Jefferson County, Missouri, Lease
Participation Certificates, Festus R-VI School District Project,
Series 2021B
4 .000 04/01/41 499,144
1,550,769 (b) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5 .000 06/01/28 325,661

Portfolio of Investments February 28, 2025
(continued)
Missouri Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 750,000 Greene County, Missouri, Certificates of Participation, Capital
Projects, Series 2018
4 .000% 09/01/33 $ 764,379
980,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
3 .625 03/01/33 890,988
1,145,000 Harrisonville, Missouri, Certificates of Participation, Refunding
and Improvement, Parks Improvement Project Series 2023B
5 .000 03/01/33 1,183,644
1,745,000 Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005 - SYNCORA GTY Insured
5 .500 03/01/26 1,768,952
1,000,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4 .875 03/01/33 999,975
1,300,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5 .000 03/01/38 1,283,877
2,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5 .250 12/01/47 2,152,068
925,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series 2011A
5 .000 09/01/32 933,238
700,000 (a) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/46 701,624
375,000 (a) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
4 .250 04/01/26 373,745
2,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 1,859,679
1,000,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Arena Project, Refunding & Improvement Series 2016E
5 .000 04/01/40 1,000,799
1,750,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5 .000 09/01/33 1,752,023
360,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
4 .000 10/01/30 367,391
2,500,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
5 .000 09/01/31 2,613,485
235,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
3 .625 10/01/32 235,762
1,585,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/39 1,701,806
485,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4 .125 09/01/46 476,439
38,790 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A
Bonds, Refunding Series 2015A
5 .750 04/01/55 33,866
168,967 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B
Bonds, Refunding Taxable Series 2015B
0 .000 04/01/55 152,070
1,450,000 (a) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 1,450,173
100,000 (a) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 98,184
1,195,000 (a) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 1,142,517
1,285,000 (a) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 1,213,179
2,000,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5 .000 03/01/49 2,099,009
255,000 Maryland Heights, Missouri, Tax Increment and Special District
Revenue Bonds, Westport Plaza Redevelopment Area, Series
2020
3 .625 11/01/31 251,795
1,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .750 05/01/52 1,075,004
1,000,000 Monarch-Chesterfield Levee District, Saint Louis County,
Missouri, Levee District Bonds, Refunding Series 2015
5 .000 03/01/40 1,000,522
695,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5 .000 04/01/45 729,344

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500% 07/01/34 $ 3,001,305
1,350,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 455,004
2,140,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 533,321
1,000,870 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,005,089
2,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,995,005
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 997,503
18,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 17,898
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 1,483,852
880,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/32 888,720
915,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/33 923,461
490,000 (a) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4 .250 11/01/49 410,026
250,000 (a) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5 .250 07/01/44 229,194
90,000 (a) Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series
2015
4 .000 03/01/32 83,524
405,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
4 .875 06/15/34 411,316
2,100,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue Bonds,
National Geospatial-Intelligence Agency Offsite Improvements,
Series 2022C
5 .125 06/01/46 2,114,901
2,450,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 2,592,268
5,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/49 5,626,184
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/26 954,658
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/27 922,417
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/28 889,737
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/29 857,014
505,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/29 505,393
345,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/30 345,290
565,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/32 565,192
585,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/33 585,161
450,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2023
5 .000 11/01/40 494,668
530,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2024
5 .000 11/01/40 587,184
2,600,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017A
4 .000 07/01/36 2,623,426
2,000,000 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015
4 .000 04/01/35 2,000,605

Portfolio of Investments February 28, 2025
(continued)
Missouri Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,415,000 (a) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000% 10/01/49 $ 1,423,597
135,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 128,591
3,350,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .375 11/15/35 3,093,999
1,575,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .750 11/15/47 1,382,029
65,000 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding
Series 2020A
3 .375 04/01/37 59,652
695,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 697,318
1,500,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 1,523,125
1,040,000 Warrenton Tax Increment and Improvement District, Missouri,
Revenue Bonds, Warrenton West Development - Redevelopment
Project Area 1, Series 2022
3 .625 03/01/40 861,028
1,700,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .375 04/01/29 1,699,975
600,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .500 04/01/32 598,024
TOTAL TAX OBLIGATION/LIMITED 87,054,935
TRANSPORTATION - 8.1%
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 7,150,653
2,700,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 2,753,997
14,240,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 14,423,508
2,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A
5 .000 07/01/52 2,107,411
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C - AGM Insured
5 .000 07/01/47 1,020,100
2,835,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000 07/01/34 2,912,883
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000 07/01/37 1,024,194
8,480,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/49 9,317,104
TOTAL TRANSPORTATION 40,709,850
U.S. GUARANTEED - 0.1% (c)
530,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A,
(Pre-refunded 3/01/27)
4 .000 03/01/38 542,836
TOTAL U.S. GUARANTEED 542,836
UTILITIES - 18.0%
670,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
3 .500 01/01/32 655,109
720,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
4 .000 01/01/42 672,716
2,925,000 Carroll County Public Water Supply District 1, Missouri, Water
System Revenue Bonds, Refunding Series 2014A - BAM Insured
4 .000 03/01/35 2,925,114
1,670,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,684,360

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 145,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000% 01/01/50 $ 149,729
1,865,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/37 1,889,800
1,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 1,009,905
1,650,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 1,609,274
6,745,000 Kansas City, Missouri, Water Revenue Bonds, Series 2024A 5 .000 12/01/48 7,242,389
10,005,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding & Improvement Series 2017A
5 .000 05/01/47 10,234,471
5,875,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .000 05/01/47 6,278,591
1,465,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 1,574,996
2,675,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/49 2,784,124
5,240,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/47 5,496,652
5,385,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/49 5,626,845
5,980,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2023A
5 .000 05/01/39 6,686,942
2,500,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 2,779,846
4,850,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 4,418,150
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 910,959
1,845,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 1,698,726
2,370,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A
5 .000 12/01/37 2,378,493
1,415,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A
5 .000 12/01/34 1,444,874
245,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A - BAM Insured
4 .000 12/01/35 246,732
2,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 2,505,405
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .250 12/01/42 1,095,441
3,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/43 3,565,372
6,200,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022
5 .000 12/01/44 6,494,083
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
5 .250 12/01/46 4,361,694
2,500,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4 .000 12/01/51 2,157,760
TOTAL UTILITIES 90,578,552
TOTAL MUNICIPAL BONDS
(Cost $500,862,965) 497,631,893
TOTAL LONG-TERM INVESTMENTS
(Cost $500,862,965) 497,631,893
OTHER ASSETS & LIABILITIES, NET - 1.3% 6,662,571
NET ASSETS - 100% $ 504,294,464

Portfolio of Investments February 28, 2025
(continued)
Missouri Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $8,518,553 or 1.7% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 497,631,893 $ – $ 497,631,893
Total $ – $ 497,631,893 $ – $ 497,631,893

Portfolio of Investments February 28, 2025
Ohio Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.3%
X 492,827,098 MUNICIPAL BONDS - 96.3%   X –
CONSUMER DISCRETIONARY - 1.7%
$ 1,430,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000% 12/01/39 $ 1,432,569
2,150,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 2,112,864
5,570,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 5,344,292
TOTAL CONSUMER DISCRETIONARY 8,889,725
CONSUMER STAPLES - 3.5%
1,460,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 1,325,939
18,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 16,586,822
TOTAL CONSUMER STAPLES 17,912,761
EDUCATION AND CIVIC ORGANIZATIONS - 10.3%
705,000 Allen County Port Authority Economic Development, Ohio,
Revenue Bonds,  University of Northwestern, Refunding Series
2021A
4 .000 12/01/31 680,595
2,065,000 Bowling Green State University, Ohio, General Receipts Bonds,
Series 2016A
5 .000 06/01/34 2,094,517
1,320,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5 .000 06/01/32 1,324,958
2,680,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5 .000 06/01/35 2,688,416
1,520,000 Kent State University, Ohio, General Receipts Bonds, Series
2020A
5 .000 05/01/50 1,585,732
880,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 901,250
2,695,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2017
5 .000 09/01/41 2,743,904
2,420,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2020A
4 .000 09/01/40 2,444,469
1,000,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2024A
5 .000 09/01/38 1,144,026
125,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5 .000 12/01/28 131,045
150,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5 .000 12/01/30 159,686
570,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/38 565,315
600,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/39 583,778
610,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/40 588,293
1,260,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/41 1,196,676
1,330,000 Northeast Ohio Medical University, General Receipts Bonds,
Series 2022 - BAM Insured
5 .000 12/01/41 1,397,149
2,100,000 Ohio Higher Education Facilities Commission, Revenue Bonds,
Denison University Project, Series 2017A
5 .000 11/01/42 2,138,861
1,500,000 Ohio Higher Education Facilities Commission, Revenue Bonds,
Denison University Project, Series 2017A
5 .250 11/01/46 1,528,742

Portfolio of Investments February 28, 2025
(continued)
Ohio Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2020
Project, Series 2020
4 .000% 10/01/50 $ 836,871
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000 10/01/42 3,346,052
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000 10/01/47 3,207,934
3,830,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Denison University Project, Series 2023
5 .000 11/01/53 4,050,101
3,895,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Kenyon College, Series 2016
5 .000 07/01/42 3,947,701
1,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Otterbein University 2022 Project, Series 2022A
4 .000 12/01/46 859,005
500,000 (a) Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton Project, Series 2025
5 .000 02/01/42 550,272
1,120,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5 .000 06/01/28 1,148,516
1,180,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5 .000 06/01/29 1,209,898
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 1,000,009
1,615,000 University of Akron, Ohio, General Receipts Bonds, Series 2021A
- BAM Insured
5 .000 01/01/31 1,769,938
1,780,000 University of Akron, Ohio, General Receipts Bonds, Series 2021A
- BAM Insured
5 .000 01/01/33 1,987,431
2,835,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2017A
5 .000 06/01/45 2,882,014
1,000,000 Wright State University, Ohio, General Reciepts Bonds,
Refunding Series 2021A - BAM Insured
5 .000 05/01/31 1,105,987
1,025,000 Youngstown State University, Ohio, General Receipts Bonds,
Series 2021 - AGM Insured
4 .000 12/15/30 1,070,098
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 52,869,239
HEALTH CARE - 10.1%
2,500,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
5 .000 08/01/42 2,555,925
3,710,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/37 3,845,936
1,900,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/42 1,881,053
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/43 4,921,242
6,500,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/46 6,299,894
1,600,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 1,424,334
495,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .250 06/15/43 454,283
3,000,000 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Taxable Improvement Series 2019A
5 .000 11/01/48 3,317,066
1,000,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
4 .000 12/01/46 956,801
2,255,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5 .000 12/01/46 2,292,010
600,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series 2019CC
5 .000 11/15/41 693,421

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,230,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000% 08/01/39 $ 2,315,480
250,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 261,921
5,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 4,935,736
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5 .250 08/15/48 1,086,304
1,155,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Refunding Series 2017A
5 .000 01/01/30 1,221,818
2,755,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Refunding Series 2017A
5 .000 01/01/33 2,903,510
3,000,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A
5 .000 01/01/35 3,480,143
2,280,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A
4 .000 01/15/50 2,087,466
2,725,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A - BAM Insured
5 .000 01/15/50 2,819,320
1,630,000 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern
Ohio Medical Center, Refunding Series 2016
5 .000 02/15/32 1,649,576
TOTAL HEALTH CARE 51,403,239
HOUSING/MULTIFAMILY - 0.6%
3,000,000 Columbus Metropolitan Housing Authority, Ohio, General
Revenue Bonds, Series 2021
4 .000 08/01/36 3,022,771
TOTAL HOUSING/MULTIFAMILY 3,022,771
INDUSTRIALS - 0.2%
1,000,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5 .000 12/01/54 1,009,338
TOTAL INDUSTRIALS 1,009,338
LONG-TERM CARE - 0.7%
2,000,000 Greene County Port Authority, Ohio, Economic Facilities
Development Revenue Bonds, Community First Solutions
Obligated Group Refunding and Improvement Series 2024B
5 .000 05/15/59 2,033,932
500,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 508,739
1,000,000 Warren County, Ohio, Healthcare Facilities Revenue Bonds,
Otterbein Homes Obligated Group, Refunding & Improvements
Series 2024
5 .000 07/01/54 1,028,948
TOTAL LONG-TERM CARE 3,571,619
TAX OBLIGATION/GENERAL - 22.8%
3,150,000 Apollo Career Center Joint Vocational School District, Allen,
Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio,
General Obligation Bonds, Various Purpose School Improvement
Refunding Series 2017
5 .000 12/01/41 3,271,069
1,750,000 Athens City School District, Athens County, Ohio, General
Obligation Bonds, School Facilities Series 2024
5 .000 12/01/49 1,832,992
5,185,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250 12/01/53 5,495,094
1,180,000 Canal Winchester Local School District, Franklin and Fairfield
Counties, Ohio, General Obligation Bonds, Series 2005B - NPFG
Insured
0 .000 12/01/33 860,986
380,000 Cincinnati City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding Classroom Facilities Construction &
Improvement Series 2006 - FGIC Insured
5 .250 12/01/27 406,393
2,250,000 City of Mayfield Heights, Ohio, General Obligation Bonds,
Aquatic and Community Center Limited Tax Series 2023
4 .000 12/01/48 2,145,370
135,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 12/01/41 148,055
300,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 12/01/43 325,601

Portfolio of Investments February 28, 2025
(continued)
Ohio Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Colerain Township, Hamilton County, Ohio, General Obligation
Bonds, Fire Station Series 2022
5 .250% 12/01/52 $ 1,048,362
5,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2018A
5 .000 04/01/29 5,392,776
5,175,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 04/01/36 5,714,706
2,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 04/01/38 2,194,556
1,325,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 04/01/41 1,432,340
5,000,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A
4 .000 12/01/44 4,926,102
2,250,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, School Facilities
Series 2024
5 .000 12/01/48 2,429,658
2,100,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, Series 2024B
5 .000 12/01/53 2,247,267
2,500,000 Fairborn City School District, Greene County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement
Series 2021A - BAM Insured
4 .000 12/01/50 2,394,665
4,225,000 Franklin County, Ohio, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/31 4,287,272
2,000,000 Gahanna-Jefferson City School District, Franklin County, Ohio,
General Obligation Bonds, Construction & Improvement Series
2018
5 .000 12/01/48 2,062,960
500,000 Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0 .000 12/01/29 424,628
850,000 Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0 .000 12/01/30 694,071
3,960,000 Grandview Heights City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction &
Improvement Series 2019
4 .000 12/01/51 3,744,038
1,150,000 Grandview Heights City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction &
Improvement Series 2019
5 .000 12/01/53 1,184,827
2,595,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Improvement Series 2017
4 .000 12/01/46 2,537,418
1,095,000 Kenston Local School District, Geauga County, Ohio, General
Obligation Bonds, School improvement Series 2012
0 .000 12/01/27 1,003,377
1,560,000 Kettering City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 1,671,416
1,000,000 Little Miami Local School District, Warren and Clermont Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
5 .000 11/01/43 1,009,167
500,000 Medina County, Ohio, General Obligation Bonds, Courthouse
Facility Improvement Limited Tax Series 2021
4 .000 12/01/46 488,905
1,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/28 1,077,582
5,000,000 Muskingum County, Ohio, General Obligation Bonds, Limited
Tax Capital Facilities Improvement Series 2024
4 .000 12/01/54 4,807,967
2,030,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5 .000 10/15/48 2,124,815
3,995,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5 .250 10/15/56 4,201,621
3,805,000 Oakwood City School District, Montgomery County, Ohio,
General Obligation Bonds, Series 2019
4 .000 12/01/48 3,644,437
6,500,000 Ohio State, General Obligation Bonds, Common Schools Series
2019A
5 .000 06/15/37 6,990,454
2,500,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V
5 .000 05/01/33 2,655,792
1,250,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V
5 .000 05/01/34 1,325,524

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,035,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W
5 .000% 05/01/32 $ 1,145,524
2,315,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W
5 .000 05/01/35 2,538,121
1,000,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5 .000 03/01/39 1,126,736
1,470,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5 .000 03/01/40 1,645,089
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,542,411
30,000 Princeton City School District, Hamilton County, Ohio, Certificates
of Participation, Series 2013
5 .000 12/01/33 30,046
375,000 Salem City School District, Columbiana County, Ohio, General
Obligation Bonds, School Facilities Series 2024
5 .000 11/01/44 400,119
2,000,000 Shaker Heights City School District, Ohio, General Obligation
Bonds, School Facilities Improvement Series 2024
5 .250 12/15/59 2,177,736
2,380,000 Southwest Local School District, Hamilton and Butler Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
4 .000 01/15/55 2,261,055
4,000,000 South-Western City School District, Franklin and Pickaway
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A - BAM Insured
4 .000 12/01/48 3,854,328
1,715,000 Troy City School District, Miami County, Ohio, General Obligation
Bonds, School Improvement Series 2024
5 .000 12/01/54 1,825,055
1,575,000 Wadsworth City School District, Medina County, Ohio, General
Obligation Bonds, School Improvement Series 2021
4 .000 12/01/56 1,512,205
5,000,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023
5 .500 12/01/54 5,467,840
TOTAL TAX OBLIGATION/GENERAL 116,728,528
TAX OBLIGATION/LIMITED - 23.7%
290,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/25 290,574
1,165,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/30 1,166,385
1,890,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/35 1,891,938
2,465,000 Certificates of Participation (Hillsdale Local School District,
Ashland and Wayne Counties, Ohio, School Facilities Project),
Series 2020 - BAM Insured
4 .000 12/01/38 2,493,226
5,500,000 Cleveland Public Library, Cuyahoga County, Ohio, Library
Facilities Notes, Series 2019A
4 .000 12/01/45 5,392,297
1,250,000 Cleveland, Ohio, Income Tax Revenue Bonds, Bridges &
Roadways Improvements, Subordinate Lien Series 2017B-2
5 .000 10/01/31 1,325,991
1,000,000 Cleveland, Ohio, Income Tax Revenue Bonds, Bridges &
Roadways Improvements, Subordinate Lien Series 2017B-2
5 .000 10/01/32 1,058,035
950,000 Columbus-Franklin County Finance Authority, Ohio,
Development Revenue Bonds, Central Ohio Regional Bond
Fund, Toledo Museum of Art Project Series 2024A
5 .000 11/15/54 977,213
1,195,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/34 1,239,961
500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 501,779
895,000 (b) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series 2020
5 .000 06/01/28 904,678
4,820,000 Cuyahoga County, Ohio, Certificates of Participation, Convention
Hotel Project,  Series 2024
4 .000 12/01/44 4,622,663
4,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark
Improvement Project, Series 2022A
4 .000 01/01/36 4,159,438
1,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding
Various Purpose Series 2014
5 .000 12/01/28 1,001,513

Portfolio of Investments February 28, 2025
(continued)
Ohio Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,940,000 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series
2015A
5 .000% 12/01/38 $ 2,974,634
3,560,000 Franklin County Convention Facilities Authority, Ohio, Lease
Appropriation Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/46 3,691,486
1,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5 .000 06/01/37 1,055,721
11,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5 .000 06/01/43 11,451,892
6,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5 .000 06/01/48 6,196,570
1,220,000 Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland,
Madison, Pickaway, Ross and Warren, Ohio, Certificates of
Participation, School Improvement Project, Series 2021
4 .000 12/01/37 1,244,624
1,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 978,101
1,675,000 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax
Supported Capital Improvement Bonds, Refunding Series 2014A
5 .000 12/01/25 1,703,139
500,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0 .000 12/01/26 473,455
3,300,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0 .000 12/01/28 2,914,407
1,750,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0 .000 12/01/28 1,548,368
5,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Taxable Refunding Senior Lien Series 2020A
2 .833 01/01/38 4,156,160
435,000 Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0 .000 09/01/27 401,346
855,000 Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0 .000 09/01/28 761,659
1,020,000 Norwood, Hamilton County, Ohio, Special Obligation
Development Revenue Bonds, Central Parke Project, Series 2017
6 .000 12/01/46 961,435
5,745,000 Ohio State, Capital Facilities Lease Appropriation Bonds,
Administrative Building Fund Project, Series 2015A
4 .000 04/01/35 5,749,952
1,275,000 Ohio State, Capital Facilities Lease-Appropriation Bonds,
Administrative Building Fund Projects, Refunding Series 2025A
5 .000 04/01/35 1,488,460
1,250,000 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A
5 .000 10/01/36 1,308,645
1,200,000 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A
5 .000 12/01/31 1,268,684
1,750,000 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2022A
5 .000 12/01/30 1,953,032
1,660,000 Ohio State, Certificates of Participation, Ohio Attorney General
Claims Fund Project, Series 2021
4 .000 09/01/35 1,733,526
1,360,000 Ohio State, Transportation Project Revenue Bonds, Toledo-
Lucas County Port Authority Seaport and Docks Project, State
Transportation Infrastructure GRF Bond Fund, Series 2019-2,
(AMT)
5 .000 11/15/39 1,397,344
2,095,000 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds,
Series 2018
5 .000 12/01/44 2,158,499
2,000,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4 .000 12/01/31 2,010,477
1,125,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/44 1,210,507
1,850,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 1,824,790
2,375,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/63 2,454,926

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,540,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Revenue Bonds,
Refunding, Senior Series 2024A
5 .000% 12/01/53 $ 1,610,037
735,000 (b) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4 .250 12/01/50 733,108
480,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development
- Phase 2B Project, Series 2018A
6 .000 12/01/50 484,483
980,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5 .000 11/01/51 832,816
4,430,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 3,281,588
6,605,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 6,607,872
1,257,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,262,298
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 501,334
4,915,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,902,726
160,000 Riversouth Authority, Ohio, Lazarus Building Redevelopment
Bonds, Series 2007A
5 .750 12/01/27 160,060
1,000,000 Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus, Ohio
Annual Rental Appropriations, Series 2016
5 .000 12/01/29 1,016,149
2,955,000 Shaker Heights Public Library, Ohio, Certificates of Participation,
Series 2019
4 .000 12/01/44 2,954,869
1,000,000 Tolles Career and Technical Center, Madison, Franklin, Delaware,
Fayette, and Union Counties, Ohio, Certificates of Participation,
School Facilities Project Series 2024
5 .250 12/01/53 1,049,567
2,395,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4 .000 12/01/41 2,370,708
1,460,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4 .000 12/01/42 1,432,812
TOTAL TAX OBLIGATION/LIMITED 121,297,957
TRANSPORTATION - 5.9%
3,750,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .500 01/01/55 4,023,669
750,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/50 771,523
3,500,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/35 3,514,167
5,245,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/39 5,264,013
7,725,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 06/30/53 7,742,724
2,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4 .000 02/15/46 1,945,389
5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Series 2021A
5 .000 02/15/51 5,243,377
2,000,000 Toledo-Lucas County Port Authority Parking System, Ohio,
Revenue Bonds, University of Toledo Parking Project Series 2021
4 .000 01/01/57 1,803,749
TOTAL TRANSPORTATION 30,308,611

Portfolio of Investments February 28, 2025
(continued)
Ohio Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 2.0% (c)
$ 4,310,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A,
(Pre-refunded 12/01/26)
5 .000% 12/01/41 $ 4,485,003
40,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/28 35,699
1,050,000 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax
Supported Capital Improvement Bonds, Refunding Series 2015,
(Pre-refunded 12/01/25)
5 .000 12/01/32 1,068,343
1,105,000 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax
Supported Capital Improvement Bonds, Refunding Series 2015,
(Pre-refunded 12/01/25)
5 .000 12/01/33 1,124,304
1,000,000 Upper Arlington City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities & Improvement
Series 2018A, (Pre-refunded 12/01/27)
5 .000 12/01/48 1,064,518
2,275,000 Willoughby-Eastlake City School District, Ohio, General
Obligation Bonds, School Improvement Series 2016, (Pre-
refunded 12/01/25)
5 .000 12/01/46 2,313,219
TOTAL U.S. GUARANTEED 10,091,086
UTILITIES - 14.8%
3,570,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A
5 .000 02/15/46 3,604,970
2,000,000 American Municipal Power Inc., Ohio, Fremont Energy Center
Revenue Bonds, Refunding Series 2017A
4 .000 02/15/42 1,960,607
2,930,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2016A
5 .000 02/15/41 2,966,902
1,665,000 American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series 2019A
5 .000 02/15/44 1,723,777
1,315,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2018 - AGM Insured
5 .000 11/15/37 1,373,589
1,600,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A - AGM Insured
4 .000 11/15/38 1,618,238
2,000,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-1 - NPFG Insured
0 .000 11/15/33 1,428,530
4,740,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/34 3,233,245
7,500,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/38 4,070,571
5,000,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5 .000 06/01/29 5,139,695
6,750,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5 .000 06/01/32 6,916,019
1,200,000 Hamilton County, Ohio, Sewer System Revenue Bonds,
Metropolitan Sewer District of Greater Cincinnati, Refunding
Series 2020A
5 .000 12/01/34 1,327,737
865,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4 .000 10/01/37 877,133
1,000,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4 .000 10/01/38 1,008,311
1,015,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4 .000 10/01/39 1,018,492
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5 .000 12/01/42 1,057,690
1,000,000 Marysville, Ohio, Water System Mortgage Revenue Bonds,
Refunding Series 2016
4 .000 12/01/38 1,002,128
5,275,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement Series
2017
4 .000 11/15/43 5,261,471
1,900,000 Ohio Water Development Authority, Revenue Bonds, Drinking
Water Assistance Fund, Series 2016
5 .000 12/01/36 1,958,164
3,800,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5 .000 12/01/38 4,098,472
5,320,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5 .000 06/01/44 5,619,801

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 4,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series 2021A
5 .000% 12/01/46 $ 4,274,243
5,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Refunding Series 2019B
5 .000 12/01/44 5,274,661
8,500,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5 .000 12/01/50 8,907,778
TOTAL UTILITIES 75,722,224
TOTAL MUNICIPAL BONDS
(Cost $494,975,198) 492,827,098
TOTAL LONG-TERM INVESTMENTS
(Cost $494,975,198) 492,827,098
OTHER ASSETS & LIABILITIES, NET - 3.7% 18,810,433
NET ASSETS - 100% $ 511,637,531
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $3,386,486 or 0.7% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 492,827,098 $ – $ 492,827,098
Total $ – $ 492,827,098 $ – $ 492,827,098

Portfolio of Investments February 28, 2025
Wisconsin Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 110.6%
X 71,263,783 MUNICIPAL BONDS - 110.6%   X –
CONSUMER DISCRETIONARY - 0.4%
$ 250,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850% 12/01/29 $ 250,526
TOTAL CONSUMER DISCRETIONARY 250,526
EDUCATION AND CIVIC ORGANIZATIONS - 6.4%
1,060,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
4 .000 06/15/28 1,061,567
500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
4 .000 03/15/40 469,597
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Lawrence University, Series 2020
4 .000 02/01/45 224,107
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .125 04/01/39 368,713
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .125 04/01/40 358,369
415,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .250 04/01/41 295,604
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .250 04/01/42 350,160
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee Science Education Consortium, Inc.,
Academy of Science Series 2023A
5 .000 03/15/53 992,801
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 4,120,918
HEALTH CARE - 21.4%
155,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 164,406
190,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/31 205,900
2,765,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Beloit Health System, Inc., Series 2020
4 .000 07/01/36 2,780,675
8,565,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C, (UB)
5 .000 02/15/47 8,470,860
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2015A
5 .000 08/15/34 1,001,452
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A
4 .000 12/01/44 962,642
175,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020A - AGM Insured
4 .000 02/15/37 176,076
TOTAL HEALTH CARE 13,762,011
HOUSING/MULTIFAMILY - 26.1%
2,000,000 Hudson Housing Authority, Wisconsin, Multifamily Housing
Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A
5 .125 06/01/30 1,999,586
2,000,000 Wisconsin Housing and Economic Development Authority
Multi Family Housing Bonds,Western Technical College Student
Housing Project, Series 2013B
4 .700 04/01/38 2,001,155
750,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A
4 .150 05/01/55 721,334
2,000,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4 .300 11/01/53 1,888,438
4,520,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .375 05/01/57 3,575,018

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 2,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2022A
5 .150% 11/01/50 $ 2,064,131
3,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023D
5 .000 11/01/57 3,023,285
1,500,000 Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, 100 E. National Project Series 2024j,
(Mandatory Put 8/01/26)
5 .000 08/01/58 1,536,653
TOTAL HOUSING/MULTIFAMILY 16,809,600
INDUSTRIALS - 1.0%
675,000 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I
LLC Project Revenue Bonds, Series 2008, (AMT)
5 .125 06/01/29 676,153
TOTAL INDUSTRIALS 676,153
LONG-TERM CARE - 24.4%
500,000 Winnebago County Housing Authority, Wisconsin, Revenue
Bonds Lutheran Homes of Oshkosh Inc. Project Refunding Series
2015A
4 .450 03/01/30 451,312
150,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 111,182
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
5 .000 08/01/49 2,002,700
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5 .375 10/01/44 2,000,005
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc.,
Refunding Series 2021
3 .250 07/01/37 384,522
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018
5 .125 10/01/48 1,959,505
1,750,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B
5 .000 07/01/44 1,749,981
2,475,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2019A
5 .000 07/01/49 2,490,049
525,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4 .000 09/15/45 474,292
650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4 .000 09/15/45 587,218
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4 .000 08/15/51 849,077
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4 .000 08/15/55 832,304
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5 .000 12/01/44 1,833,043
TOTAL LONG-TERM CARE 15,725,190
TAX OBLIGATION/LIMITED - 23.0%
4,445,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0 .000 06/01/54 1,103,110
1,000,000 Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue Bonds,
Series 2015A
3 .550 06/01/34 997,066
1,000,000 Kaukauna Redevelopment Authority, Outagamie and Calumet
Counties, Wisconsin, Redevelopment Lease Revenue Bonds,
Series 2015
4 .125 06/01/40 1,000,032
2,240,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 2,330,629
800,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/30 829,932
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/31 518,623

Portfolio of Investments February 28, 2025
(continued)
Wisconsin Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 550,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000% 11/15/32 $ 570,299
630,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/28 654,746
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/34 517,609
1,000,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/35 1,033,870
120,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - NPFG Insured
5 .000 10/01/25 121,057
125,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 126,382
390,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5 .000 12/15/27 400,939
1,000,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5 .000 12/15/30 1,027,155
500,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5 .000 12/15/31 513,514
540,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999
5 .250 12/15/27 559,607
2,035,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A - AGM Insured
0 .000 12/15/28 1,788,123
945,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0 .000 12/15/31 739,704
TOTAL TAX OBLIGATION/LIMITED 14,832,397
U.S. GUARANTEED - 2.5% (c)
1,430,000 Southeast Wisconsin Professional Baseball Park District, Sales Tax
Revenue Refunding Bonds, Series 1998A - NPFG Insured, (ETM)
5 .500 12/15/26 1,473,763
125,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999, (ETM)
5 .250 12/15/27 130,244
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, (Pre-
refunded 8/15/25)
5 .000 02/15/30 10,076
TOTAL U.S. GUARANTEED 1,614,083
UTILITIES - 5.4%
100,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 01/01/46 105,311
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 1,032,614
130,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/26 129,575
185,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/31 187,308
250,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/35 250,516
575,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2005SS - AGM Insured
5 .000 07/01/30 574,997
1,200,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2007A
5 .000 07/01/25 1,192,584
TOTAL UTILITIES 3,472,905
TOTAL MUNICIPAL BONDS
(Cost $74,500,427) 71,263,783
TOTAL LONG-TERM INVESTMENTS
(Cost $74,500,427) 71,263,783
FLOATING RATE OBLIGATIONS - (12.5)%   (8,020,000)
OTHER ASSETS & LIABILITIES, NET - 1.9% 1,167,678
NET ASSETS - 100% $ 64,411,461
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,061,567 or 1.5% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 71,263,783 $ – $ 71,263,783
Total $ – $ 71,263,783 $ – $ 71,263,783